Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section should be read in conjunction with the
“Compensation Discussion and Analysis”
section of this Proxy Statement, which includes additional discussion of the objectives of our executive compensation program and how they are aligned with our financial and operational performance.
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and our non-PEO
NEOs, as defined by SEC rules, and certain of our financial performance measures. For further information concerning our pay-for-performance
philosophy and how we align executive compensation with the Company’s performance, refer to the
“Compensation Discussion and Analysis”
section of this Proxy Statement.
Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for First PEO ($)	Compensation Actually Paid to First PEO (2) ($)	Summary Compensation Table Total for Second PEO ($)	Compensation Actually Paid to Second PEO (2) ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid for non-PEO NEOs (2) ($)	LNTH Total Shareholder Return ($)	Peer Group Total Shareholder Return (3) ($)	Net Income (Loss) (in mil.) ($)	Net Revenue (in mil.) (4) ($)

2024	$13,400,697	$18,842,599	$787,596	$9,638,155	$4,201,897	$7,579,287	$436.18	$122.71	$312.4	$1,533.9

2023	$12,578,845	$19,689,764	N/A	N/A	$3,956,571	$4,739,128	$302.29	$116.57	$326.7	$1,296.4

2022	$9,479,445	$21,038,162	N/A	N/A	$2,968,158	$5,209,956	$248.46	$115.97	$28.1	$935.1

2021	$6,185,143	$14,893,416	N/A	N/A	$1,571,289	$2,161,359	$140.86	$145.06	$(71.3)	$425.2

2020	$4,326,357	$300,587	N/A	N/A	$1,114,249	$601,962	$65.77	$130.27	$(13.5)	$339.4

(1)
Mary Anne Heino is the First PEO for the fiscal years ended December 31, 2020, 2021, 2022, and 2023, and the Second PEO for the fiscal year ended December 31, 2024. Brian A. Markison is the First PEO for the fiscal year ended December 31, 2024. The categorization of the PEOs was determined based on who held the role of PEO as of the end of each covered fiscal year. The non-PEO
NEOs reflect the following individuals in each year:

2024: Robert J. Marshall, Jr., Paul M. Blanchfield, Amanda M. Morgan, Daniel M. Niedzwiecki, Dr. Jean-Claude Provost, Etienne Montagut
2023: Robert J. Marshall, Jr., Paul M. Blanchfield, Daniel M. Niedzwiecki, Dr. Jean-Claude Provost
2022: Robert J. Marshall, Jr., Paul M. Blanchfield, Etienne Montagut, Daniel M. Niedzwiecki
2021: Robert J. Marshall, Jr., Paul M. Blanchfield, Etienne Montagut, Daniel M. Niedzwiecki, John Bolla, Dr. Istvan Molnar
2020: Robert J. Marshall, Jr., John Bolla, Michael P. Duffy, Dr. Istvan Molnar

(2)	“Compensation Actually Paid” to the PEO and non-PEO NEOs reflects the following adjustments from “total compensation” reported in the Summary Compensation Table:

	2024		2023	2022	2021	2020
	First PEO $	Second PEO $	First PEO $	First PEO $	First PEO $	First PEO $

Summary Compensation Table Total	13,400,697	787,596	12,578,845	9,479,445	6,185,143	4,326,357

Adjustments for Stock and Option Awards:

(Subtraction): Value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(11,106,152)	—	(10,207,442)	(7,246,107)	(4,036,516)	(2,895,255)

Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	16,486,730	476,619	8,152,008	6,639,815	6,809,771	2,169,385

Addition (Subtraction): year-over-year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	—	7,712,613	4,392,380	9,278,284	5,429,728	(2,315,727)

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	61,324	661,327	4,773,973	2,886,725	505,290	(984,173)

(Subtraction): Fair value at the end of the prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—

Compensation Actually Paid (as calculated)	18,842,599	9,638,155	19,689,764	21,038,162	14,893,416	300,587

	2024	2023	2022	2021	2020
	Average of non-PEO NEOs $	Average of non-PEO NEOs $	Average of non-PEO NEOs $	Average of non-PEO NEOs $	Average of non-PEO NEOs $

Summary Compensation Table Total	4,201,897	3,956,571	2,968,158	1,571,289	1,114,249

Adjustments for Stock and Option Awards:

(Subtraction): Value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(3,289,879)	(2,881,763)	(2,047,348)	(988,038)	(541,996)

Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	4,922,192	2,230,819	1,848,646	1,089,451	420,038

Addition (Subtraction): year-over-year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	1,589,744	834,986	1,770,326	540,943	(295,815)

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	155,333	598,515	670,174	85,754	(94,514)

(Subtraction): Fair value at the end of the prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	(138,040)	—

Compensation Actually Paid (as calculated)	7,579,287	4,739,128	5,209,956	2,161,359	601,962
CAP does not correlate to the total amount of cash and equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the
“Compensation Discussion and Analysis”
section of this Proxy Statement
.
Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior fiscal year, in accordance with Item 402(v) of Regulation
S-K.
Given a significant amount of “Compensation Actually Paid” is dependent on our stock price at a specific point in time, it is important to note that the values could have been significantly different if other measurement dates were chosen. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the Pay Versus Performance Table.

(3)
The peer group TSR set forth in this table utilizes the S&P 400 Health Care Index, which we also utilized as our comparator group for our 2024 rTSR PSUs. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in LNTH and in the S&P 400 Health Care Index. Historical stock price performance is not necessarily indicative of future stock price performance.

(4)
Net Revenue represents the most important financial performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance Table) used by us to link CAP to our NEOs, including our PEOs, to our performance for the most recently completed fiscal year. Net Revenue is equivalent to GAAP Revenue as disclosed in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2024, filed with the SEC on February 26, 2025.

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote
(1)
Mary Anne Heino is the First PEO for the fiscal years ended December 31, 2020, 2021, 2022, and 2023, and the Second PEO for the fiscal year ended December 31, 2024. Brian A. Markison is the First PEO for the fiscal year ended December 31, 2024. The categorization of the PEOs was determined based on who held the role of PEO as of the end of each covered fiscal year. The non-PEO
NEOs reflect the following individuals in each year:

2024: Robert J. Marshall, Jr., Paul M. Blanchfield, Amanda M. Morgan, Daniel M. Niedzwiecki, Dr. Jean-Claude Provost, Etienne Montagut
2023: Robert J. Marshall, Jr., Paul M. Blanchfield, Daniel M. Niedzwiecki, Dr. Jean-Claude Provost
2022: Robert J. Marshall, Jr., Paul M. Blanchfield, Etienne Montagut, Daniel M. Niedzwiecki
2021: Robert J. Marshall, Jr., Paul M. Blanchfield, Etienne Montagut, Daniel M. Niedzwiecki, John Bolla, Dr. Istvan Molnar

Peer Group Issuers, Footnote
(3)
The peer group TSR set forth in this table utilizes the S&P 400 Health Care Index, which we also utilized as our comparator group for our 2024 rTSR PSUs. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in LNTH and in the S&P 400 Health Care Index. Historical stock price performance is not necessarily indicative of future stock price performance.

Adjustment To PEO Compensation, Footnote
(2)	“Compensation Actually Paid” to the PEO and non-PEO NEOs reflects the following adjustments from “total compensation” reported in the Summary Compensation Table:

	2024		2023	2022	2021	2020
	First PEO $	Second PEO $	First PEO $	First PEO $	First PEO $	First PEO $

Summary Compensation Table Total	13,400,697	787,596	12,578,845	9,479,445	6,185,143	4,326,357

Adjustments for Stock and Option Awards:

(Subtraction): Value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(11,106,152)	—	(10,207,442)	(7,246,107)	(4,036,516)	(2,895,255)

Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	16,486,730	476,619	8,152,008	6,639,815	6,809,771	2,169,385

Addition (Subtraction): year-over-year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	—	7,712,613	4,392,380	9,278,284	5,429,728	(2,315,727)

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	61,324	661,327	4,773,973	2,886,725	505,290	(984,173)

(Subtraction): Fair value at the end of the prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—

Compensation Actually Paid (as calculated)	18,842,599	9,638,155	19,689,764	21,038,162	14,893,416	300,587

Non-PEO NEO Average Total Compensation Amount	$ 4,201,897	$ 3,956,571	$ 2,968,158	$ 1,571,289	$ 1,114,249
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,579,287	4,739,128	5,209,956	2,161,359	601,962
Adjustment to Non-PEO NEO Compensation Footnote

	2024	2023	2022	2021	2020
	Average of non-PEO NEOs $	Average of non-PEO NEOs $	Average of non-PEO NEOs $	Average of non-PEO NEOs $	Average of non-PEO NEOs $

Summary Compensation Table Total	4,201,897	3,956,571	2,968,158	1,571,289	1,114,249

Adjustments for Stock and Option Awards:

(Subtraction): Value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(3,289,879)	(2,881,763)	(2,047,348)	(988,038)	(541,996)

Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	4,922,192	2,230,819	1,848,646	1,089,451	420,038

Addition (Subtraction): year-over-year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	1,589,744	834,986	1,770,326	540,943	(295,815)

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	155,333	598,515	670,174	85,754	(94,514)

(Subtraction): Fair value at the end of the prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	(138,040)	—

Compensation Actually Paid (as calculated)	7,579,287	4,739,128	5,209,956	2,161,359	601,962

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Company Net Revenue
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
As described in greater detail in the
“Compensation Discussion and Analysis”
section of this Proxy Statement, our executive compensation program reflects a pay-for-performance
philosophy. We utilize metrics for our short- and long-term incentive compensation program based on an objective of driving profitable growth and increasing shareholder value. Listed below are the financial performance measures which, in our assessment, represent the most important performance measures we used to link CAP in 2024 to our NEOs, including our PEOs, to company performance. Of these measures, we have identified Net Revenue as the most important of our financial performance measures.

•	Net Revenue;

•	Bonus EPS; and

•	rTSR.

Total Shareholder Return Amount	$ 436.18	302.29	248.46	140.86	65.77
Peer Group Total Shareholder Return Amount	122.71	116.57	115.97	145.06	130.27
Net Income (Loss)	$ 312,400,000	$ 326,700,000	$ 28,100,000	$ (71,300,000)	$ (13,500,000)
Company Selected Measure Amount	1,533,900,000	1,296,400,000	935,100,000	425,200,000	339,400,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Non-GAAP Measure Description	Net Revenue is equivalent to GAAP Revenue as disclosed in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024, filed with the SEC on February 26, 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	Bonus EPS
Measure:: 3
Pay vs Performance Disclosure
Name	rTSR
Mary Anne Heino [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,400,697	$ 12,578,845	$ 9,479,445	$ 6,185,143	$ 4,326,357
PEO Actually Paid Compensation Amount	18,842,599	$ 19,689,764	$ 21,038,162	$ 14,893,416	$ 300,587
PEO Name		Mary Anne Heino	Mary Anne Heino	Mary Anne Heino	Mary Anne Heino
Brian A. Markison [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	787,596
PEO Actually Paid Compensation Amount	$ 9,638,155
PEO Name	Brian A. Markison
PEO | Mary Anne Heino [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,106,152)	$ (10,207,442)	$ (7,246,107)	$ (4,036,516)	$ (2,895,255)
PEO | Mary Anne Heino [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,486,730	8,152,008	6,639,815	6,809,771	2,169,385
PEO | Mary Anne Heino [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,392,380	9,278,284	5,429,728	(2,315,727)
PEO | Mary Anne Heino [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,324	4,773,973	2,886,725	505,290	(984,173)
PEO | Mary Anne Heino [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Brian A. Markison [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Brian A. Markison [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	476,619
PEO | Brian A. Markison [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,712,613
PEO | Brian A. Markison [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	661,327
PEO | Brian A. Markison [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,289,879)	(2,881,763)	(2,047,348)	(988,038)	(541,996)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,922,192	2,230,819	1,848,646	1,089,451	420,038
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,589,744	834,986	1,770,326	540,943	(295,815)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,333	598,515	670,174	85,754	(94,514)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (138,040)	$ 0